Distribution Date:	12/17/25	Morgan Stanley Capital I Trust 2016-UBS12
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691EAW5	1.779000%	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691EAX3	2.932000%	54,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691EAY1	3.436000%	56,000,000.00	12,010,011.15	0.00	34,388.67	0.00	0.00	34,388.67	12,010,011.15	36.70%	30.00%
A-3	61691EAZ8	3.337000%	190,000,000.00	172,147,030.77	0.00	478,712.20	0.00	0.00	478,712.20	172,147,030.77	36.70%	30.00%
A-4	61691EBA2	3.596000%	237,609,000.00	237,609,000.00	0.00	712,034.97	0.00	0.00	712,034.97	237,609,000.00	36.70%	30.00%
A-S	61691EBD6	3.778000%	50,497,000.00	50,497,000.00	0.00	158,981.39	0.00	0.00	158,981.39	50,497,000.00	29.12%	23.88%
B	61691EBE4	4.030000%	40,191,000.00	40,191,000.00	0.00	134,974.77	0.00	0.00	134,974.77	40,191,000.00	23.09%	19.00%
C	61691EBF1	4.108580%	42,253,000.00	42,253,000.00	0.00	125,168.54	0.00	0.00	125,168.54	42,253,000.00	16.75%	13.88%
D	61691EAJ4	3.312000%	49,466,000.00	49,466,000.00	0.00	0.00	0.00	0.00	0.00	49,466,000.00	9.32%	7.88%
E	61691EAL9	3.312000%	23,703,000.00	23,703,000.00	0.00	0.00	0.00	0.00	0.00	23,703,000.00	5.77%	5.00%
F	61691EAN5	3.312000%	10,306,000.00	10,306,000.00	0.00	0.00	0.00	0.00	0.00	10,306,000.00	4.22%	3.75%
G	61691EAQ8	3.312000%	30,916,736.00	28,961,345.41	0.00	0.00	0.00	852,130.58	0.00	28,109,214.83	0.00%	0.00%
V	61691EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,441,736.00	667,143,387.33	0.00	1,644,260.54	0.00	852,130.58	1,644,260.54	666,291,256.75

X-A	61691EBB0	0.622849%	577,109,000.00	421,766,041.92	0.00	218,913.71	0.00	0.00	218,913.71	421,766,041.92
X-B	61691EBC8	0.149326%	132,941,000.00	132,941,000.00	0.00	16,542.91	0.00	0.00	16,542.91	132,941,000.00
X-D	61691EAA3	0.796580%	49,466,000.00	49,466,000.00	0.00	32,836.35	0.00	0.00	32,836.35	49,466,000.00
X-E	61691EAC9	0.796580%	23,703,000.00	23,703,000.00	0.00	15,734.44	0.00	0.00	15,734.44	23,703,000.00
X-F	61691EAE5	0.796580%	10,306,000.00	10,306,000.00	0.00	6,841.29	0.00	0.00	6,841.29	10,306,000.00
X-G	61691EAG0	0.796580%	30,916,736.00	28,961,345.41	0.00	19,225.02	0.00	0.00	19,225.02	28,109,214.83
Notional SubTotal			824,441,736.00	667,143,387.33	0.00	310,093.72	0.00	0.00	310,093.72	666,291,256.75

Deal Distribution Total					0.00	1,954,354.26	0.00	852,130.58	1,954,354.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691EAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691EAY1	214.46448482	0.00000000	0.61408339	0.00000000	0.00000000	0.00000000	0.00000000	0.61408339	214.46448482
A-3	61691EAZ8	906.03700405	0.00000000	2.51953789	0.00000000	0.00000000	0.00000000	0.00000000	2.51953789	906.03700405
A-4	61691EBA2	1,000.00000000	0.00000000	2.99666667	0.00000000	0.00000000	0.00000000	0.00000000	2.99666667	1,000.00000000
A-S	61691EBD6	1,000.00000000	0.00000000	3.14833337	0.00000000	0.00000000	0.00000000	0.00000000	3.14833337	1,000.00000000
B	61691EBE4	1,000.00000000	0.00000000	3.35833321	0.00000000	0.00000000	0.00000000	0.00000000	3.35833321	1,000.00000000
C	61691EBF1	1,000.00000000	0.00000000	2.96235865	0.46145788	4.34710387	0.00000000	0.00000000	2.96235865	1,000.00000000
D	61691EAJ4	1,000.00000000	0.00000000	0.00000000	2.76000000	26.93854264	0.00000000	0.00000000	0.00000000	1,000.00000000
E	61691EAL9	1,000.00000000	0.00000000	0.00000000	2.76000000	42.20949416	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61691EAN5	1,000.00000000	0.00000000	0.00000000	2.76000000	50.25122356	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61691EAQ8	936.75300685	0.00000000	0.00000000	2.58543819	83.89534975	0.00000000	27.56211328	0.00000000	909.19089357
V	61691EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691EBB0	730.82561859	0.00000000	0.37932819	0.00000000	0.00000000	0.00000000	0.00000000	0.37932819	730.82561859
X-B	61691EBC8	1,000.00000000	0.00000000	0.12443798	0.00000000	0.00000000	0.00000000	0.00000000	0.12443798	1,000.00000000
X-D	61691EAA3	1,000.00000000	0.00000000	0.66381656	0.00000000	0.00000000	0.00000000	0.00000000	0.66381656	1,000.00000000
X-E	61691EAC9	1,000.00000000	0.00000000	0.66381639	0.00000000	0.00000000	0.00000000	0.00000000	0.66381639	1,000.00000000
X-F	61691EAE5	1,000.00000000	0.00000000	0.66381622	0.00000000	0.00000000	0.00000000	0.00000000	0.66381622	1,000.00000000
X-G	61691EAG0	936.75300685	0.00000000	0.62183214	0.00000000	0.00000000	0.00000000	0.00000000	0.62183214	909.19089357

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	34,388.67	0.00	34,388.67	0.00	0.00	0.00	34,388.67	0.00
A-3	11/01/25 - 11/30/25	30	0.00	478,712.20	0.00	478,712.20	0.00	0.00	0.00	478,712.20	0.00
A-4	11/01/25 - 11/30/25	30	0.00	712,034.97	0.00	712,034.97	0.00	0.00	0.00	712,034.97	0.00
X-A	11/01/25 - 11/30/25	30	0.00	218,913.71	0.00	218,913.71	0.00	0.00	0.00	218,913.71	0.00
X-B	11/01/25 - 11/30/25	30	0.00	16,542.91	0.00	16,542.91	0.00	0.00	0.00	16,542.91	0.00
X-D	11/01/25 - 11/30/25	30	0.00	32,836.35	0.00	32,836.35	0.00	0.00	0.00	32,836.35	0.00
X-E	11/01/25 - 11/30/25	30	0.00	15,734.44	0.00	15,734.44	0.00	0.00	0.00	15,734.44	0.00
X-F	11/01/25 - 11/30/25	30	0.00	6,841.29	0.00	6,841.29	0.00	0.00	0.00	6,841.29	0.00
X-G	11/01/25 - 11/30/25	30	0.00	19,225.02	0.00	19,225.02	0.00	0.00	0.00	19,225.02	0.00
A-S	11/01/25 - 11/30/25	30	0.00	158,981.39	0.00	158,981.39	0.00	0.00	0.00	158,981.39	0.00
B	11/01/25 - 11/30/25	30	0.00	134,974.77	0.00	134,974.77	0.00	0.00	0.00	134,974.77	0.00
C	11/01/25 - 11/30/25	30	163,620.00	144,666.52	0.00	144,666.52	19,497.98	0.00	0.00	125,168.54	183,678.18
D	11/01/25 - 11/30/25	30	1,192,723.87	136,526.16	0.00	136,526.16	136,526.16	0.00	0.00	0.00	1,332,541.95
E	11/01/25 - 11/30/25	30	932,497.67	65,420.28	0.00	65,420.28	65,420.28	0.00	0.00	0.00	1,000,491.64
F	11/01/25 - 11/30/25	30	488,097.40	28,444.56	0.00	28,444.56	28,444.56	0.00	0.00	0.00	517,889.11
G	11/01/25 - 11/30/25	30	2,506,917.97	79,933.31	0.00	79,933.31	79,933.31	0.00	0.00	0.00	2,593,770.38
Totals			5,283,856.91	2,284,176.55	0.00	2,284,176.55	329,822.29	0.00	0.00	1,954,354.26	5,628,371.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	1,954,354.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,293,178.25	Master Servicing Fee	2,446.43
Interest Reductions due to Nonrecoverability Determination	(275,100.00)	Certificate Administrator Fee	4,047.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.98
ARD Interest	0.00	Operating Advisor Fee	1,557.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	339.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,018,078.25	Total Fees	8,668.38

Principal		Expenses/Reimbursements
Scheduled Principal	852,130.58	Reimbursement for Interest on Advances	583.32
Unscheduled Principal Collections		ASER Amount	(6,496.34)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	55,166.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,801.97
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	852,130.57
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	852,130.58	Total Expenses/Reimbursements	907,186.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,954,354.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,954,354.26
Total Funds Collected	2,870,208.83	Total Funds Distributed	2,870,208.83

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	667,143,387.33	667,143,387.33	Beginning Certificate Balance	667,143,387.33
(-) Scheduled Principal Collections	852,130.58	852,130.58	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	852,130.58
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	852,130.57
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	666,291,256.75	666,291,256.75	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	667,176,367.75	667,176,367.75	Ending Certificate Balance	666,291,256.75
Ending Actual Collateral Balance	666,312,928.71	666,312,928.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	559,370.00	0.00	UC / (OC) Change	0.00
Current Period Advances	852,130.57	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,411,500.58	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP
5,000,000 or less	13	35,693,271.25	5.36%	11	4.5617	1.849668	1.30 or less	10	249,577,085.55	37.46%	11	4.2263	0.621157
5,000,001 to 10,000,000	7	53,895,219.86	8.09%	11	4.3953	2.048241	1.31 to 1.40	3	36,611,047.45	5.49%	10	4.9772	1.338888
10,000,001 to 15,000,000	6	79,281,521.53	11.90%	11	4.4211	1.492453	1.41 to 1.50	4	36,637,644.69	5.50%	11	4.4350	1.480000
15,000,001 to 20,000.000	3	49,232,426.82	7.39%	11	4.1996	1.188137	1.51 to 1.60	3	57,538,594.92	8.64%	10	4.2714	1.561606
20,000,001 to 35,000,000	5	151,445,827.76	22.73%	11	4.3674	1.409831	1.61 to 1.80	1	2,970,552.29	0.45%	10	4.4310	1.670000
35,000,001 to 50,000,000	3	132,522,835.73	19.89%	10	3.5517	2.110718	1.81 to 2.00	4	92,071,467.68	13.82%	11	3.8626	1.951485
50,000,001 or greater	2	145,500,000.00	21.84%	11	3.9489	0.866838	2.01 to 2.25	3	24,641,439.73	3.70%	11	4.3822	2.097096
Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169	2.26 to 2.50	4	78,737,089.97	11.82%	11	3.6060	2.377456
							2.51 to 3.00	4	57,667,580.00	8.66%	9	3.6228	2.779774
							3.01 or greater	3	11,118,600.67	1.67%	11	4.3845	3.656592
							Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP
							Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP
Arizona	1	3,687,295.16	0.55%	11	3.7929	2.350000
							Lodging	3	48,811,493.33	7.33%	11	4.8139	1.336323
Arkansas	4	15,465,151.93	2.32%	11	4.7450	(0.120000)
							Mixed Use	3	87,829,888.30	13.18%	11	4.1553	0.166320
California	13	107,220,048.58	16.09%	11	4.1549	1.733078
							Mobile Home Park	1	2,970,552.29	0.45%	10	4.4310	1.670000
Connecticut	5	22,210,850.60	3.33%	11	4.4469	1.800414
							Multi-Family	15	57,696,252.07	8.66%	11	4.4632	1.715104
Florida	3	74,984,338.41	11.25%	10	3.9412	2.342028
							Office	4	135,610,672.89	20.35%	11	3.5357	2.024944
Georgia	4	83,083,919.59	12.47%	11	3.7343	1.964847
							Retail	31	276,282,057.80	41.47%	10	4.2091	1.535706
Hawaii	1	7,091,525.24	1.06%	11	3.7929	2.350000
							Self Storage	11	38,370,186.25	5.76%	11	3.9269	2.344071
Illinois	1	1,686,048.66	0.25%	11	5.0300	3.660000
							Totals	71	666,291,256.75	100.00%	11	4.1245	1.514169
Indiana	1	2,970,552.29	0.45%	10	4.4310	1.670000

Iowa	1	1,921,862.93	0.29%	11	3.7929	2.350000

Michigan	1	2,048,497.31	0.31%	11	3.7929	2.350000

Nevada	2	9,926,834.52	1.49%	11	4.2691	2.661494

New Jersey	1	37,250,000.00	5.59%	10	3.1170	2.420000

New York	2	88,652,683.04	13.31%	11	4.2030	0.172276

Ohio	6	22,653,731.69	3.40%	10	3.7726	1.498833

Oklahoma	9	20,537,746.74	3.08%	11	4.3101	1.505883

Oregon	1	12,559,089.41	1.88%	11	4.8640	0.400000

Pennsylvania	4	3,561,648.63	0.53%	11	4.8100	1.280000

Tennessee	3	68,444,122.46	10.27%	11	4.1325	1.042101

Texas	2	34,574,715.24	5.19%	10	4.9870	1.340000

Washington	3	27,040,440.51	4.06%	11	4.5888	1.480000

Totals	71	666,291,256.75	100.00%	11	4.1245	1.514169

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP
	4.0000% or less	7	257,878,978.65	38.70%	10	3.6313	2.045986	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	19	242,667,766.78	36.42%	11	4.1958	1.075490	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	13	147,024,357.52	22.07%	11	4.8226	1.251377	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	39	647,571,102.95	97.19%	11	4.1133	1.501899
								Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP
	84 months or less	39	647,571,102.95	97.19%	11	4.1133	1.501899	Interest Only	5	242,750,000.00	36.43%	10	3.7148	1.534089
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	34	404,821,102.95	60.76%	11	4.3523	1.482596
	Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,720,153.80	2.81%	11	4.5107	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	647,571,102.95	97.19%	11	4.1133	1.501899
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	666,291,256.75	100.00%	11	4.1245	1.514169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30297935	MU	New York	NY	Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	80,000,000.00	80,000,000.00	11/06/23
02A1	30311892	OF	Atlanta	GA	Actual/360	3.732%	203,705.00	0.00	0.00	N/A	11/05/26	--	65,500,000.00	65,500,000.00	12/05/25
02A4	30311895	OF	Atlanta	GA	Actual/360	3.732%	45,095.00	0.00	0.00	N/A	11/05/26	--	14,500,000.00	14,500,000.00	12/05/25
03A1	30311896	RT	Memphis	TN	Actual/360	4.146%	113,707.58	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	12/01/25
03A3	30311898	RT	Memphis	TN	Actual/360	4.146%	113,707.58	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	12/01/25
04A1	30311904	RT	Lake Forest	CA	Actual/360	3.970%	165,078.97	125,090.33	0.00	N/A	11/01/26	--	49,897,926.06	49,772,835.73	12/01/25
05A1	30297646	RT	Miami	FL	Actual/360	3.450%	130,812.50	0.00	0.00	N/A	09/01/26	--	45,500,000.00	45,500,000.00	12/01/25
06A1	30311888	RT	Houston	TX	Actual/360	4.987%	14,764.85	6,676.25	0.00	N/A	10/06/26	--	3,552,800.54	3,546,124.29	12/06/25
06A4	30311923	RT	Houston	TX	Actual/360	4.987%	129,192.42	58,417.17	0.00	N/A	10/06/26	--	31,087,008.12	31,028,590.95	12/06/25
07A3	30311889	OF	Jersey City	NJ	Actual/360	3.117%	96,756.88	0.00	0.00	N/A	10/11/26	--	37,250,000.00	37,250,000.00	12/11/25
8	30297859	SS	Various	Various	Actual/360	3.793%	85,646.82	101,521.57	0.00	11/06/26	11/06/41	--	27,096,991.60	26,995,470.03	12/06/25
			Daytona Beach
10	30297907	LO		FL	Actual/360	4.761%	109,750.31	62,612.18	0.00	N/A	11/06/26	--	27,662,333.06	27,599,720.88	12/06/25
			Shores
11A1	30297885	RT	Federal Way	WA	Actual/360	4.589%	57,402.05	34,753.50	0.00	N/A	11/06/26	--	15,010,996.32	14,976,242.82	12/06/25
11A3	30297887	RT	Federal Way	WA	Actual/360	4.589%	31,890.03	19,307.49	0.00	N/A	11/06/26	--	8,339,443.47	8,320,135.98	12/06/25
11A4	30297888	RT	Federal Way	WA	Actual/360	4.589%	14,350.52	8,688.36	0.00	N/A	11/06/26	--	3,752,750.07	3,744,061.71	12/06/25
13	30311891	OF	Columbus	OH	Actual/360	3.530%	54,116.96	36,027.24	0.00	N/A	10/07/26	--	18,396,700.13	18,360,672.89	12/07/25
15	30297899	MF	Various	AR	Actual/360	4.745%	61,290.81	35,158.20	0.00	N/A	11/06/26	--	15,500,310.14	15,465,151.94	12/06/25
16	30311908	Various West Hartford		CT	Actual/360	4.450%	57,242.76	29,648.73	0.00	N/A	11/01/26	--	15,436,250.72	15,406,601.99	12/01/25
17	30297878	RT	Various	Various	Actual/360	4.810%	57,404.15	27,929.90	0.00	11/05/26	05/05/28	--	14,321,201.82	14,293,271.92	12/05/25
18	30297941	LO	Hillsboro	OR	Actual/360	4.864%	51,078.98	42,633.76	0.00	N/A	11/06/26	--	12,601,723.17	12,559,089.41	12/06/25
19	30311909	SS	San Diego	CA	Actual/360	4.245%	40,323.25	24,082.54	0.00	N/A	11/01/26	--	11,398,798.77	11,374,716.23	12/01/25
20	30297579	RT	Riverside	CA	Actual/360	4.280%	41,368.14	20,344.08	0.00	N/A	09/05/26	--	11,598,545.23	11,578,201.15	12/05/25
21	30297820	RT	Yukon	OK	Actual/360	4.002%	32,082.79	24,023.67	0.00	N/A	11/06/26	--	9,621,227.85	9,597,204.18	12/06/25
22	30297705	LO	Stuart	FL	Actual/360	4.420%	33,541.77	21,671.96	0.00	N/A	10/05/26	--	9,106,363.52	9,084,691.56	11/05/25
23	30297893	LO	Lawrence	NY	Actual/360	4.910%	35,482.64	19,244.83	0.00	N/A	11/05/26	--	8,671,927.87	8,652,683.04	12/05/25
24	30311910	MF	Las Vegas	NV	Actual/360	4.269%	29,525.29	20,027.11	0.00	N/A	11/06/26	--	8,299,253.82	8,279,226.71	12/06/25
25	30311911	MF	Lancaster	CA	Actual/360	4.269%	25,412.31	17,237.27	0.00	N/A	11/06/26	--	7,143,138.59	7,125,901.32	12/06/25
26	30311912	RT	Hamden	CT	Actual/360	4.440%	25,227.58	14,016.29	0.00	N/A	11/01/26	--	6,818,264.90	6,804,248.61	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30297914	RT	Broomfield	CO	Actual/360	4.654%	25,147.57	14,884.45	0.00	N/A	11/06/26	--	6,484,117.83	6,469,233.38	12/06/25
30	30311914	MF	Avenal	CA	Actual/360	4.269%	18,243.98	12,374.97	0.00	N/A	11/06/26	--	5,128,194.99	5,115,820.02	12/06/25
31	30311915	MF	Los Angeles	CA	Actual/360	4.269%	14,689.20	9,963.74	0.00	N/A	11/06/26	--	4,128,981.46	4,119,017.72	12/06/25
32	30311916	MF	Van Nuys	CA	Actual/360	4.269%	12,192.03	8,269.91	0.00	N/A	11/06/26	--	3,427,054.55	3,418,784.64	12/06/25
33	30297821	LO	Brunswick	GA	Actual/360	4.478%	11,856.95	11,158.31	0.00	N/A	11/06/26	--	3,177,387.17	3,166,228.86	12/06/25
34	30297828	MF	Rancho Cordova	CA	Actual/360	5.500%	14,311.04	5,504.80	0.00	N/A	11/05/26	--	3,122,408.51	3,116,903.71	12/05/25
35	30297814	MH	Fort Wayne	IN	Actual/360	4.431%	10,991.51	6,159.50	0.00	N/A	10/06/26	--	2,976,711.79	2,970,552.29	12/06/25
36	30311917	MF	Northridge	CA	Actual/360	4.269%	9,254.19	6,277.16	0.00	N/A	11/06/26	--	2,601,258.52	2,594,981.36	12/06/25
37	30311918	MF	Hemet	CA	Actual/360	4.269%	8,225.95	5,579.69	0.00	N/A	11/06/26	--	2,312,230.38	2,306,650.69	12/06/25
38	30311919	MF	Van Nuys	CA	Actual/360	4.269%	8,079.06	5,480.05	0.00	N/A	11/06/26	--	2,270,940.73	2,265,460.68	12/06/25
39	30311920	MF	Lancaster	CA	Actual/360	4.269%	7,990.92	5,420.28	0.00	N/A	11/06/26	--	2,246,165.76	2,240,745.48	12/06/25
40	30311921	RT	Tulsa	OK	Actual/360	4.810%	8,179.41	4,269.49	0.00	N/A	11/01/26	--	2,040,601.70	2,036,332.21	12/01/25
41	30297915	RT	Chicago	IL	Actual/360	5.030%	7,082.82	3,690.31	0.00	N/A	11/06/26	--	1,689,738.97	1,686,048.66	12/06/25
42	30311922	MF	Las Vegas	NV	Actual/360	4.269%	5,875.68	3,985.49	0.00	N/A	11/06/26	--	1,651,593.30	1,647,607.81	12/06/25
Totals							2,018,078.25	852,130.58	0.00				667,143,387.33	666,291,256.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	755,243.91	379,182.17	01/01/25	09/30/25	04/11/25	49,768,866.68	1,836,192.44	(1,127.33)	2,898,953.18	8,586,047.84	852,130.57
02A1	18,136,883.28	15,339,618.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
02A4	18,136,883.28	15,339,618.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	8,808,287.83	7,570,884.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
03A3	8,808,287.83	7,570,884.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1	7,812,630.84	7,492,032.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	14,344,806.56	15,523,174.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	6,425,959.11	7,465,197.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	6,425,959.11	7,465,197.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3	20,779,468.66	22,083,424.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,210,307.63	5,360,283.42	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,311,234.82	3,897,605.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	5,398,748.61	5,451,428.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	5,398,748.61	5,451,428.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	5,398,748.61	5,451,428.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,072,881.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	(25,256.42)	01/01/25	06/30/25	09/11/25	1,591,589.25	0.00	0.00	0.00	0.00	0.00
16	1,579,712.59	2,222,691.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,347,785.50	1,327,744.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,294,027.91	567,336.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,810,830.85	1,812,814.40	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,416,521.71	1,182,534.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,367,042.80	1,256,965.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	55,175.79	55,175.79	0.00	0.00	Full Defeasance
23	2,324,579.29	1,493,191.29	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,472,712.82	1,600,650.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,917,240.85	1,946,565.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	584,765.69	595,425.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	821,830.68	815,757.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	672,440.66	656,525.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	320,859.07	503,279.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	639,315.82	548,742.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	380,305.05	356,789.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	348,929.57	200,920.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	575,630.56	601,674.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	239,356.04	(171,886.42)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	411,053.12	446,590.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	194,451.72	204,082.67	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	521,847.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	364,201.08	360,405.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	168,830,520.76	150,344,931.80				51,360,455.93	1,836,192.44	54,048.46	2,954,128.97	8,586,047.84	852,130.57

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,465,151.94	0	0.00	0	0.00	0	0.00	4.124467%	4.108275%	11
11/18/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,500,310.14	0	0.00	0	0.00	0	0.00	4.124771%	4.108580%	12
10/20/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,533,290.56	1	9,126,839.48	0	0.00	0	0.00	4.125053%	4.108862%	13
09/17/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,568,180.39	0	0.00	0	0.00	0	0.00	4.125354%	4.109163%	14
08/15/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,600,884.62	0	0.00	0	0.00	0	0.00	4.125632%	4.109441%	15
07/17/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	1	15,633,455.76	0	0.00	0	0.00	0	0.00	4.125908%	4.109718%	16
06/17/25	1	37,250,000.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,896,826.06	4.126202%	4.110013%	17
05/16/25	1	37,250,000.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.129249%	4.113064%	18
04/17/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.129544%	4.113359%	19
03/17/25	0	0.00	1	15,766,509.05	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.129816%	4.113632%	20
02/18/25	1	15,804,630.19	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130149%	4.113965%	21
01/17/25	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130417%	4.114233%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1	30297935	11/06/23	24	6	(1,127.33)	2,898,953.18	8,587,721.90	80,000,000.00	09/06/23	2
22	30297705	11/05/25	0	B	55,175.79	55,175.79	0.00	9,106,363.52
Totals					54,048.46	2,954,128.97	8,587,721.90	89,106,363.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		625,002,515	529,537,363	80,000,000		15,465,152
13 - 24 Months		0	0		0	0
25 - 36 Months		14,293,272	14,293,272		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		26,995,470	26,995,470		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	666,291,257	570,826,105	0	0	80,000,000	15,465,152
Nov-25	667,143,387	571,643,077	0	0	80,000,000	15,500,310
Oct-25	667,948,686	572,415,395	0	0	80,000,000	15,533,291
Sep-25	668,794,815	573,226,635	0	0	80,000,000	15,568,180
Aug-25	669,593,936	573,993,051	0	0	80,000,000	15,600,885
Jul-25	670,390,069	574,756,613	0	0	80,000,000	15,633,456
Jun-25	671,227,361	553,977,361	37,250,000	0	80,000,000	0
May-25	676,914,211	559,664,211	37,250,000	0	80,000,000	0
Apr-25	677,762,753	597,762,753	0	0	80,000,000	0
Mar-25	678,563,174	582,796,665	0	15,766,509	80,000,000	0
Feb-25	679,496,062	583,691,432	15,804,630	0	80,000,000	0
Jan-25	680,289,990	600,289,990	0	0	80,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A1	30297935	80,000,000.00	80,000,000.00	105,000,000.00	02/28/25	(189,334.83)	(0.02000)	09/30/25	11/06/26	I/O
15	30297899	15,465,151.94	15,465,151.94		--	(144,383.54)	(0.12000)	06/30/25	11/06/26	250
24	30311910	8,279,226.71	8,279,226.71	13,900,000.00	04/19/16	1,557,650.28	2.62000	06/30/25	11/06/26	250
25	30311911	7,125,901.32	7,125,901.32	12,000,000.00	04/29/16	1,891,461.70	3.70000	06/30/25	11/06/26	250
30	30311914	5,115,820.02	5,115,820.02	8,280,000.00	04/20/16	778,257.48	2.12000	06/30/25	11/06/26	250
31	30311915	4,119,017.72	4,119,017.72	8,400,000.00	05/02/16	642,275.38	2.17000	06/30/25	11/06/26	250
32	30311916	3,418,784.64	3,418,784.64	6,500,000.00	04/29/16	488,529.56	1.99000	06/30/25	11/06/26	250
36	30311917	2,594,981.36	2,594,981.36	5,250,000.00	04/29/16	193,920.64	1.04000	06/30/25	11/06/26	250
37	30311918	2,306,650.69	2,306,650.69	3,940,000.00	05/04/16	583,082.82	3.52000	06/30/25	11/06/26	250
38	30311919	2,265,460.68	2,265,460.68	4,700,000.00	04/29/16	(180,886.42)	(1.11000)	06/30/25	11/06/26	250
39	30311920	2,240,745.48	2,240,745.48	4,000,000.00	04/29/16	432,325.96	2.69000	06/30/25	11/06/26	250
42	30311922	1,647,607.81	1,647,607.81	2,700,000.00	04/19/16	339,678.64	2.87000	06/30/25	11/06/26	250
Totals		134,579,348.37	134,579,348.37	174,670,000.00		6,392,577.67

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
01A1	30297935	MU	NY	09/06/23	2

12/11/2025 - Receiver remains in place and litigation is ongoing with foreclosure sale date pending. Motion for Judgment of Foreclosure was filed on 11/10/25. Property performance continues to be monitored.

15	30297899	MF	AR	08/25/20	7

11/12/2025 - The foreclosure process has concluded. Allied Gardens and Northwest Acres were sold to third party buyers at the foreclosure auction. Jefferson Manor and Terrace Green are now in REO. Special Servicer has received all HUD

	funds dating back to foreclosure. Jefferson Manor is 44% occupied and Terrace Green is 65% occupied.

24	30311910	MF	NV	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

25	30311911	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

30	30311914	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

31	30311915	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	30311916	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

36	30311917	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

37	30311918	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

38	30311919	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

39	30311920	MF	CA	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

42	30311922	MF	NV	09/05/24	98

12/11/2025 - Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender''s counsel is currently engaged in settlement discussions with the receiver. As of 11/26/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A1	30297935	80,000,000.00	4.12650%	80,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
01A1	30297935	0.00	4.12650%	0.00	4.12650%	8	04/19/23	04/19/23	05/02/23
03A1	30311896	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
03A3	30311898	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
06A1	30311888	3,884,921.17	4.98700%	3,884,921.17	4.98700%	10	12/06/20	12/06/20	02/09/21
06A4	30311923	33,993,061.10	4.98700%	33,993,061.10	4.98700%	10	12/06/20	12/06/20	02/09/21
14	30311907	0.00	4.51700%	0.00	4.51700%	8	01/18/22	01/18/22	06/23/22
18	30297941	15,016,819.38	4.86400%	15,016,819.38	4.86400%	10	08/18/21	06/30/20	08/18/21
21	30297820	10,973,713.63	4.00150%	10,973,713.63	4.00150%	8	08/07/20	08/07/20	08/11/20
22	30297705	0.00	4.42000%	0.00	4.42000%	8	02/18/22	12/16/21	02/18/22
22	30297705	0.00	4.42000%	0.00	4.42000%	8	08/22/25	08/22/25	10/09/25
41	30297915	1,873,919.75	5.03000%	1,873,919.75	5.03000%	8	12/15/20	12/15/20	02/04/21
Totals		210,574,198.27		210,574,198.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	30311907 12/17/24	15,841,177.01	0.00	600.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
28	30297485 05/17/21	6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56	19.20%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,618,108.03	10,700,000.00	5,700,646.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	30311907	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	30297485	06/16/23	0.00	0.00	1,392,084.56	0.00	0.00	2,689.72	0.00	0.00	1,396,020.76
		05/17/21	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,392,084.56	0.00	0.00	1,396,020.76	0.00	0.00	1,396,020.76

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A1	0.00	0.00	16,666.67	0.00	0.00	0.00	0.00	275,100.00	0.00	0.00	0.00	0.00
03A1	0.00	0.00	0.00	0.00	1,137.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03A3	0.00	0.00	0.00	0.00	1,137.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A1	0.00	0.00	0.00	0.00	214.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A4	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	(6,496.34)	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	937.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	216.67	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	392.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	182.35	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	184.30	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	107.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	55,166.67	0.00	5,801.97	(6,496.34)	0.00	275,100.00	583.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		330,155.62

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Supplemental Notes
None

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